Financial Instruments	12 Months Ended
Mar. 31, 2025
Financial Instruments [Abstract]
Financial Instruments	Financial Instruments
Takeda promotes risk management to reduce the financial risks arising from business operations. The principal risks to which Takeda is exposed include market risk, counterparty credit risk, and liquidity risk caused by changes in the market environment such as fluctuations in foreign exchange rates, interest rates and market prices of commodities and other financial holdings. Each of these risks is managed in accordance with Takeda’s policies.
Financial Assets and Liabilities

	JPY (millions) As of March 31, 2024
	Financial assets measured at amortized cost	Measured at fair value through other comprehensive income	Measured at fair value through profit or loss	Derivative hedging instruments	Other financial liabilities	Total
Financial assets measured at fair value
Other financial assets -
Equity instruments	¥—	¥182,887	¥—	¥—	¥—	¥182,887
Derivative financial instruments	—	—	17,617	102,606	—	120,223
Investments in convertible notes	—	—	13,459	—	—	13,459
Investments in debt instruments	—	—	1,113	—	—	1,113
Financial assets associated with contingent consideration arrangements	—	—	12,293	—	—	12,293
Trade and other receivables	—	83,734	—	—	—	83,734
Total	¥—	¥266,621	¥44,482	¥102,606	¥—	¥413,709

Financial assets not measured at fair value
Other financial assets -
Other	¥25,892	¥—	¥—	¥—	¥—	¥25,892
Trade and other receivables	584,669	—	—	—	—	584,669
Cash and cash equivalents	457,800	—	—	—	—	457,800
Total	¥1,068,361	¥—	¥—	¥—	¥—	¥1,068,361

Financial liabilities measured at fair value
Other financial liabilities -
Derivative financial instruments	¥—	¥—	¥13,783	¥11,325	¥—	¥25,108
Financial liabilities associated with contingent consideration arrangements	—	—	7,772	—	—	7,772
Other	—	—	1,797	—	—	1,797
Total	¥—	¥—	¥23,352	¥11,325	¥—	¥34,677

Financial liabilities not measured at fair value
Other financial liabilities -
Lease liabilities	¥—	¥—	¥—	¥—	¥619,639	¥619,639
Other	—	—	—	—	176,938	176,938
Trade and other payables	—	—	—	—	547,521	547,521
Bonds and loans	—	—	—	—	4,843,752	4,843,752
Total	¥—	¥—	¥—	¥—	¥6,187,850	¥6,187,850

	JPY (millions) As of March 31, 2025
	Financial assets measured at amortized cost	Measured at fair value through other comprehensive income	Measured at fair value through profit or loss	Derivative hedging instruments	Other financial liabilities	Total
Financial assets measured at fair value
Other financial assets -
Equity instruments	¥—	¥151,687	¥—	¥—	¥—	¥151,687
Derivative financial instruments	—	—	12,361	72,007	—	84,369
Investments in convertible notes	—	—	10,424	—	—	10,424
Investments in debt instruments	—	79,342	12,005	—	—	91,348
Financial assets associated with contingent consideration arrangements	—	—	10,197	—	—	10,197
Trade and other receivables	—	65,568	—	—	—	65,568
Total	¥—	¥296,597	¥44,987	¥72,007	¥—	¥413,592

Financial assets not measured at fair value
Other financial assets -
Other	¥23,576	¥—	¥—	¥—	¥—	¥23,576
Trade and other receivables	643,896	—	—	—	—	643,896
Cash and cash equivalents	385,113	—	—	—	—	385,113
Total	¥1,052,586	¥—	¥—	¥—	¥—	¥1,052,586

Financial liabilities measured at fair value
Other financial liabilities -
Derivative financial instruments	¥—	¥—	¥16,309	¥219	¥—	¥16,528
Financial liabilities associated with contingent consideration arrangements	—	—	4,362	—	—	4,362
Total	¥—	¥—	¥20,671	¥219	¥—	¥20,890

Financial liabilities not measured at fair value
Other financial liabilities -
Lease liabilities	¥—	¥—	¥—	¥—	¥573,325	¥573,325
Other	—	—	—	—	175,805	175,805
Trade and other payables	—	—	—	—	475,541	475,541
Bonds and loans	—	—	—	—	4,515,265	4,515,265
Total	¥—	¥—	¥—	¥—	¥5,739,936	¥5,739,936
Fair Value Measurement
Derivative and non-derivative financial instruments measured at fair value are categorized in the following three-tier fair value hierarchy that reflects the significance of the inputs in making the measurements. Level 1 is defined as observable inputs, such as quoted prices in active markets for an identical asset or liability. Level 2 is defined as inputs other than quoted prices in active markets within Level 1 that are directly or indirectly observable. Level 3 is defined as unobservable inputs.

	JPY (millions) As of March 31, 2024
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥8,511	¥9,106	¥17,617
Investment in convertible notes	—	—	13,459	13,459
Investment in debt instruments	—	—	1,113	1,113
Financial assets associated with contingent consideration arrangements	—	—	12,293	12,293
Derivatives for which hedge accounting is applied	—	102,606	—	102,606
Financial assets measured at fair value through OCI
Trade and other receivables	—	83,734	—	83,734
Equity instruments	93,962	—	88,925	182,887
Total	¥93,962	¥194,851	¥124,896	¥413,709

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥4,677	¥9,106	¥13,783
Financial liabilities associated with contingent consideration arrangements	—	—	7,772	7,772
Other	—	—	1,797	1,797
Derivatives for which hedge accounting is applied	—	11,325	—	11,325
Total	¥—	¥16,002	¥18,675	¥34,677

	JPY (millions) As of March 31, 2025
	Level 1	Level 2	Level 3	Total
Assets:
Financial assets measured at fair value through profit or loss
Derivatives	¥—	¥2,892	¥9,470	¥12,361
Investment in convertible notes	—	—	10,424	10,424
Investment in debt instruments	—	—	12,005	12,005
Financial assets associated with contingent consideration arrangements	—	—	10,197	10,197
Derivatives for which hedge accounting is applied	—	72,007	—	72,007
Financial assets measured at fair value through OCI
Trade and other receivables	—	65,568	—	65,568
Equity instruments	78,073	—	73,614	151,687
Investments in debt instruments	79,342	—	—	79,342
Total	¥157,415	¥140,467	¥115,709	¥413,592

Liabilities:
Financial liabilities measured at fair value through profit or loss
Derivatives	¥—	¥6,475	¥9,834	¥16,309
Financial liabilities associated with contingent consideration arrangements	—	—	4,362	4,362
Derivatives for which hedge accounting is applied	—	219	—	219
Total	¥—	¥6,694	¥14,196	¥20,890
Valuation Techniques
The fair value of derivatives classified as Level 2 is measured based on Treasury management system valuation models or the Black-Scholes model, whose significant inputs are based on observable market data.

Derivatives classified as Level 3 include those recognized in connection with settlements of cash flows arising from differences between the fixed prices and floating market prices of renewable energy in a virtual power purchase agreement and those recognized in an agreement to offset the volatility of such cash flows. The fair value of derivatives in Level 3 is measured using the discounted cash flow method. The key assumptions taken into account include forecasted renewable energy prices and the expected generation of the renewable energy generating facility.
The fair value of the investment in convertible notes is measured using techniques such as the discounted cash flow and option pricing models.
The fair value of trade and other receivables, which are due from customers that Takeda has the option to factor, are measured based on the invoiced amount.
Equity instruments and investments in debt instruments are not held for trading. If equity instruments or investments in debt instruments are quoted in an active market, the fair value is based on price quotations at the period-end-date. If equity instruments or investments in debt instruments are not quoted in an active market, the fair value is calculated utilizing an adjusted book value per share method or EBITDA multiples approach based on available information as of each period-end-date and comparable companies. The principal input that is not observable and utilized for the calculation of the fair value of equity instruments and investments in debt instruments classified as Level 3 is the EBITDA rate used for the EBITDA multiples approach, which ranges from 4.7 times to 10.5 times. During the years ended March 31, 2024 and 2025, cumulative losses on equity investments of JPY (1,224) million and JPY (1,339) million were reclassified from other comprehensive income to retained earnings, respectively, upon the disposal of certain equity investments in publicly traded companies. The fair value of these investments on the dates of disposal during the years ended March 31, 2024 and 2025 were JPY 6,458 million and JPY 25,019 million, respectively. The investments were disposed of after management’s assessment of these investments relative to the investment strategy.
Financial assets and liabilities associated with contingent consideration arrangements are measured at fair value at the time of the divestiture or the acquisition date of business combination. When the contingent consideration arrangement meets the definition of a financial asset or liability, it is subsequently re-measured at fair value at each closing date. The determination of the fair value is based on models such as scenario-based methods and discounted cash flows. The key assumptions take into consideration the probability of meeting each performance target, forecasted revenue projections, and the discount factor. The financial assets associated with contingent consideration arrangements are recognized mainly in relation to the divestiture of XIIDRA. The financial liabilities associated with contingent consideration arrangements are discussed in Financial liabilities associated with contingent consideration arrangements.
The fair value of the other financial liabilities is measured using the discounted cash flow model.
Transfers between levels
Takeda recognizes transfers between levels of the fair value hierarchy, at the end of the reporting period during which the change has occurred. There were transfers from Level 3 to Level 1 recorded in the years ended March 31, 2024 and 2025. These transfers resulted from the investments in the companies whose shares were previously not listed on an equity or stock exchange and had no recent observable active trades in the shares. During the years ended March 31, 2024 and 2025, the companies listed its equity shares on an exchange and are currently actively traded in the market. As the equity shares have a published price quotation in an active market, the fair value measurement was transferred from Level 3 to Level 1 on the fair value hierarchy during the years ended March 31, 2024 and 2025, respectively. There were no other significant transfers between levels of the fair value hierarchy during the years ended March 31, 2024 and 2025.

Level 3 financial assets fair values
Takeda invests in equity instruments mainly for research collaboration. The following table shows a reconciliation from the opening balances to the closing balances for Level 3 financial asset fair values for the years ended March 31, 2024 and 2025. The disclosure related to Level 3 financial liabilities which are financial liabilities associated with contingent consideration arrangements are included in Financial liabilities associated with contingent consideration arrangements. There are no significant changes in fair value during the changes in certain assumptions which influence the fair value measurement for Level 3 financial assets.

	JPY (millions) For the Year Ended March 31
	2024		2025
	Financial assets associated with contingent consideration arrangements	Equity instruments	Financial assets associated with contingent consideration arrangements	Equity instruments
As of the beginning of the year	¥23,806	¥83,236	¥12,293	¥88,925
Recognition of financial assets associated with contingent consideration arrangements	—	—	147	—
Changes recognized as finance income (expenses)	(702)	—	516	—
Changes in fair value of financial assets associated with contingent consideration due to other elements than time value	(12,415)	—	(1,789)	—
Changes in fair value of financial assets measured at fair value through OCI and exchange differences on translation of foreign operations	1,604	4,900	(970)	(16,846)
Purchases	—	1,760	—	2,843
Sales	—	(217)	—	(361)
Transfers to Level 1	—	(5,008)	—	(1,626)
Acquisition from conversion of convertible notes	—	4,254	—	1,488
Transfers to investments accounted for using the equity method	—	—	—	(809)
As of the end of the year	¥12,293	¥88,925	¥10,197	¥73,614
Financial liabilities associated with contingent consideration arrangements
Financial liabilities associated with contingent consideration arrangements represent consideration related to business combinations or license agreements that are payable only upon future events such as the achievement of development milestones and sales targets, including pre-existing contingent consideration arrangements of the companies that are acquired by Takeda. At each reporting date, the fair value of financial liabilities associated with contingent consideration arrangements is re-measured based on risk-adjusted future cash flows discounted using an appropriate discount rate.
As of March 31, 2024 and 2025, the balance primarily relates to pre-existing contingent consideration arrangements from historical acquisitions.
The fair value of financial liabilities associated with contingent consideration arrangements could increase or decrease due to changes in certain assumptions which underpin the fair value measurements. The assumptions include probability of milestones being achieved.
The fair value of financial liabilities associated with contingent consideration arrangements are classified as Level 3 in the fair value hierarchy. The following table shows a reconciliation from the opening balances to the closing balances and payment term for financial liabilities associated with contingent consideration arrangements for the years ended March 31, 2024 and 2025, respectively. There are no significant changes in fair value during the changes in significant assumptions which influence the fair value measurement for financial liabilities associated with contingent consideration arrangements.

	JPY (millions) For the Year Ended March 31
	2024	2025
As of the beginning of the year	¥8,139	¥7,772
Changes in the fair value during the period	8,678	(2,059)
Settled and paid during the period	(9,032)	(774)
Foreign currency translation differences	(13)	(577)
As of the end of the year	¥7,772	¥4,362

	JPY (millions) As of March 31
	2024	2025
Payment term (undiscounted)
Within one year	¥2,207	¥3,003
Between one and three years	3,698	1,398
Between three and five years	1,855	—
More than five years	1,171	—
Financial instruments not measured at fair value
The carrying amount and fair value of financial instruments that are not measured at fair value in the consolidated statements of financial position are as follows. Fair value information is not provided for financial instruments, if the carrying amount is a reasonable estimate of fair value due to the relatively short period of maturity of these instruments.

	JPY (millions) As of March 31
	2024		2025
	Carrying amount	Fair value	Carrying amount	Fair value
Bonds	¥3,775,879	¥3,420,668	¥3,920,632	¥3,578,117
Long-term loans	750,622	746,831	250,012	245,220
Long-term financial liabilities are recognized at their carrying amount. The fair value of bonds is measured at quotes whose significant inputs to the valuation model used are based on observable market data. The fair value of loans is measured at the present value of future cash flows discounted using the applicable market rate on the loans in consideration of the credit risk by each group classified in a specified period. The fair value of bonds and long-term loans are classified as Level 2 in the fair value hierarchy.
Market Risk
Major market risks to which Takeda is exposed are 1) foreign currency risk, 2) interest rate risk and 3) price fluctuation risk. Financial instruments affected by market risk include loans and borrowings, deposits, equity investments and derivative financial instruments.
Foreign Currency Risk
Takeda’s exposure to foreign exchange rates primarily relates to its foreign currency denominated operations and Takeda’s net investments in foreign subsidiaries. Takeda manages foreign currency risks in a centralized manner using derivative financial instruments. Takeda’s policy does not permit the use of speculative foreign currency financial instruments or derivatives.
Takeda uses forward exchange contracts, cross currency interest rate swaps, currency options to hedge individually significant foreign currency transactions. Takeda has also designated bonds and loans denominated in the US dollar and Euro and certain forward exchange contracts as hedging instruments of net investments in foreign operations. As of March 31, 2024 and 2025, the total fair value of the foreign currency denominated loans was JPY 227,309 million and JPY 74,517 million, respectively, and the total fair value of the foreign currency denominated bonds was JPY 2,679,660 million and JPY 2,892,158 million, respectively.

Takeda is exposed mainly to foreign currency risks of the US dollar and Euro. The fair values of Takeda’s financial instrument holdings are analyzed to determine their sensitivity to changes in foreign exchange rates. Our analysis shows that if the JPY were to change against all other currencies by 5%, as of March 31, 2024 and 2025, the hypothetical impact on net income would not be material. This analysis assumes that all other variables, in particular interest rates, remain constant and that a change in one currency’s rate relative to the JPY would not have any effect on another currency’s rate relative to the JPY. In addition, this analysis does not include the effects of foreign currency translation on financial instruments that are denominated in the functional currency of the entity holding them.

	JPY (millions) As of March 31, 2024
	Contract amount	Contract amount to be settled in more than one year	Fair value
Forward exchange contracts:
Selling:
Euro	¥710,301	¥—	¥(9,663)
United States Dollar	170,364	—	(2,618)
Buying:
Euro	336,271	—	6,268
Cross currency interest rate swaps:
Buying:
United States Dollar	874,974	874,974	95,368

	JPY (millions) As of March 31, 2025
	Contract amount	Contract amount to be settled in more than one year	Fair value
Forward exchange contracts:
Selling:
Euro	¥1,178,796	¥—	¥(3,120)
United States Dollar	128,717	—	1,673
Buying:
Euro	305,964	—	1,054
United States Dollar	129,574	—	(1,693)
Cross currency interest rate swaps:
Buying:
United States Dollar	774,089	774,089	68,154
The above cross currency interest rate swaps, designated as hedging instruments in a cash flow hedge, were related to foreign currency denominated bonds and loans. The cash flow hedge reserve related to the cross currency interest rate swaps were reclassified to profit or loss in the same period as the hedged expected future cash flows occur.
Interest Rate Risk
Takeda’s exposure to the risk of changes in benchmark interest rates and foreign exchange rate relates to the debts with floating interest rates as well as the trade and other receivables due from customers that Takeda has the option to factor. Takeda uses interest rate swaps, forward interest rate, cross currency interest rate swaps that fix the amount of future payments to manage interest and foreign exchange rate risks through cash flow hedge strategies. Takeda may also use derivatives that effectively convert its fixed rate debt to floating through fair-value hedge strategies. The following summarizes interest rate swaps, forward interest rate contracts, and cross currency interest rate swaps designated as cash flow hedges as of March 31:

	JPY (millions) As of March 31
	Contract amount	Contract amount to be settled in more than one year	Fair value
2024	¥1,322,069	¥1,052,069	¥101,128
2025	1,103,099	829,089	70,291
The fair values of Takeda’s financial instrument holdings are analyzed to determine their sensitivity to interest rate changes. Our analysis shows that if there were a 1% change in interest rates, as of March 31, 2024 and 2025, the hypothetical impact on net income would not be material. This analysis assumes that all other variables, in particular foreign currency exchange rates, remain constant.
Price Fluctuation Risk Management
Commodity Price Risk
For its business operations, Takeda is exposed to risks from commodity price fluctuations. Takeda manages this risk primarily by utilizing fixed price contracts but may also use financial instruments to lock in a fixed price.

Market Price Risk
Market pricing and valuations of Takeda’s fixed-income financial assets and liabilities are impacted by changes in currency rates, interest rates and credit spreads, which are managed as described above. For equity instruments, Takeda manages the risk of price fluctuations in the instruments by regularly reviewing share prices and financial positions of the issuers.

Our analysis shows that if the market price of equity instruments held by Takeda and investments in trusts which hold equity instruments on behalf of Takeda had changed by 10%, as of March 31, 2024 and 2025, the hypothetical impact on other comprehensive income would not be material. This analysis assumes that all other variables, in particular interest rates and foreign currency exchange rates, remain constant. There is no impact on net income because the changes in the fair value of equity instruments are recognized directly in equity.

Derivative Financial Instruments
As described above, Takeda is exposed to effects related to foreign exchange fluctuations in connection with our international business activities that are denominated in various currencies and Takeda’s overseas entities that have different functional currencies. Takeda is also exposed to currency and interest rate fluctuations on our borrowings that we use to finance our business operations and our acquisitions. In addition, Takeda is exposed to interest rate fluctuations on the trade and other receivables due from customers that Takeda has the option to factor. These are denominated in various currencies and may bear interest at variable rates, resulting in the risk related to the currency and interest rate movements.

In order to manage the risk of currency exchange rate and interest rate fluctuations, Takeda may enter into derivative contracts with highly rated financial institutions. Takeda enters into derivative contracts based on our risk management policies, which determine the authority for entering into such transactions and the transaction limits. The policy, which has been consistently followed, is that financial derivatives be used only for hedging foreign currency and interest rate exposure and not for speculative purposes.

Takeda generally designates its derivatives as hedges for accounting purposes. In certain instances, Takeda enters into derivative contracts (“balance sheet hedges”) that do not qualify for hedge accounting but are nevertheless utilized to manage the underlying foreign currency exposure risk. Balance sheet hedges are used to offset the foreign currency impact from assets and liabilities on Takeda balance sheet that are denominated in non-functional currencies. Given these foreign currency derivatives work on an offset basis they do not require hedge accounting. Takeda has established guidelines for risk assessment procedures and controls for the use of financial instruments. These guidelines include a clear segregation of duties between execution and administration, and then again between accounting and controlling.
Summary of Financial Position and Financial Performance for Derivative and Hedging Activities
The following tables represent the items designated as hedging instruments, amounts within other components of equity related to items designated as hedged items and amounts of changes in fair value of hedging instruments recorded in other comprehensive income and the amounts reclassified from the hedging reserve to profit or loss as of and for the year ended March 31, 2024:

		JPY (millions) As of March 31, 2024
	Notional	Carrying amount – assets	Carrying amount – liabilities	Line item in the statement of financial position where hedging instrument is included	Average rate used for the fair value of the hedging instrument
Cash flow hedges
Interest risk
Interest rate swaps	USD 575 million	¥7,172	¥—	Other financial assets	2.83%
	JPY 90,000 million	33	0	Other financial assets /liabilities	0.57%
Forward interest rate	JPY 270,000 million	34	1,477	Other financial assets /liabilities	0.53%
Currency and interest risk
Cross currency interest rate swaps	USD 6,675 million	95,368	—	Other financial assets	131.08 JPY (0.09)%
Net investment hedges
Foreign currency denominated bonds and loans	USD 3,581 million	—	542,399	Bonds and loans
	EUR 6,628 million	—	1,081,796	Bonds and loans
Forward exchange contracts	USD 1,168 million	—	2,618	Other financial liabilities
	EUR 1,000 million	—	7,229	Other financial liabilities

	JPY (millions) As of March 31, 2024
	Balance in cash flow hedges and net investment hedges	Balance in hedge cost reserve
Cash flow hedges
Interest risk
Interest rate swaps	¥4,063	¥—
Forward interest rate	(19,283)	—
Currency and interest risk
Cross currency interest rate swaps	(52,236)	(15,930)
Currency risk
Hedge related to acquisition	3,560	—
Net investment hedges
Foreign currency denominated bonds and loans	344,866	—
Forward exchange contracts	189,796	—

	JPY (millions) For the year ended March 31, 2024
	Amounts recognized in OCI		Amount reclassified to profit or loss
	Change in fair value of hedging instruments	Hedging costs	Cash flow hedge	Hedging costs	Line item in which reclassification adjustment is included
Cash flow hedges
Interest risk
Interest rate swaps	¥4,098	¥—	¥(2,492)	¥—	Finance income
Forward interest rate	387	—	2,349	—	Finance expenses
Currency and interest risk
Cross currency interest rate swaps	166,574	12,392	(137,122)	(2,024)	Finance income and Finance expenses
Net investment hedges
Foreign currency denominated bonds and loans	169,111	—	—	—
Forward exchange contracts	109,212	—	—	—

The following tables represent the items designated as hedging instruments, amounts within other components of equity related to items designated as hedged items and amounts of changes in fair value of hedging instruments recorded in other comprehensive income and the amounts reclassified from the hedging reserve to profit or loss as of and for the year ended March 31, 2025:

		JPY (millions) As of March 31, 2025
	Notional	Carrying amount – assets	Carrying amount – liabilities	Line item in the statement of financial position where hedging instrument is included	Average rate used for the fair value of the hedging instrument
Cash flow hedges
Interest risk
Interest rate swaps	JPY 130,000 million	1,412	—	Other financial assets	1.04%
Forward interest rate	JPY 50,000 million	119	37	Other financial assets /liabilities	1.32%
	USD 1,000 million	650	7	Other financial asset/liability	4.20%
Currency and interest risk
Cross currency interest rate swaps	USD 5,750 million	68,154	—	Other financial assets	134.62 JPY (0.11)%
Net investment hedges
Foreign currency denominated bonds and loans	USD 6,506 million	—	969,495	Bonds and loans
	EUR 6,632 million	—	1,070,017	Bonds and loans
Forward exchange contracts	USD 863 million	1,673	—	Other financial assets
	EUR 1,000 million	—	175	Other financial liabilities

	JPY (millions) As of March 31, 2025
	Balance in cash flow hedges and net investment hedges	Balance in hedge cost reserve
Cash flow hedges
Interest risk
Interest rate swaps	¥1,010	¥—
Forward interest rate	(15,795)	—
Currency and interest risk
Cross currency interest rate swaps	(53,627)	(7,967)
Currency risk
Hedge related to acquisition	3,560	—
Net investment hedges
Foreign currency denominated bonds and loans	324,759	—
Forward exchange contracts	203,262	—

	JPY (millions) For the year ended March 31, 2025
	Amounts recognized in OCI		Amount reclassified to profit or loss
	Change in fair value of hedging instruments	Hedging costs	Cash flow hedge	Hedging costs	Line item in which reclassification adjustment is included
Cash flow hedges
Interest risk
Interest rate swaps	¥2,037	¥—	¥(6,415)	¥—	Finance income
Forward interest rate	2,301	—	2,317	—	Finance expenses
Currency and interest risk
Cross currency interest rate swaps	(711)	18,663	(2,355)	(7,350)	Finance income and Finance expenses
Net investment hedges
Foreign currency denominated bonds and loans	(19,662)	—	—	—
Forward exchange contracts	13,466	—	—	—
The amount relating to the ineffectiveness recorded in profit or loss was immaterial for the years ended March 31, 2024 and 2025. The amount of hedging gains/losses recorded in other comprehensive income and reclassified to profit or loss as hedged future cash flows were no longer expected to occur was not material for the years ended March 31, 2024 and 2025.
Capital Management
The capital structure of Takeda consists of shareholders’ equity (Note 26), bonds and loans (Note 20), and cash and cash equivalents (Note 18). The fundamental principles of Takeda’s capital risk management are to build and maintain a steady financial base for the purpose of maintaining soundness and efficiency of operations and achieving sustainable growth. According to these principles, Takeda conducts capital investment, profit distribution such as dividends, and repayment of loans based on steady operating cash flows through the development and sale of competitive products.
Takeda utilizes factoring arrangements for selected trade and other receivables. Under these programs, trade and other receivables sold are derecognized when the risks and rewards of ownership have been transferred. Amounts due from customers that are subject to the factoring arrangements but have not been factored at fiscal year end are disclosed in Note 17.
Takeda balances and monitors its capital structure between debt and equity and adheres to a conservative financial discipline.
Credit Risk
Takeda is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions, and other financial instruments. The maximum exposure to credit risk, without taking into account any collateral held at the end of the reporting period, is represented by the carrying amount of the financial instruments which is exposed to credit risk on the consolidated statements of financial position. Takeda regularly monitors the status of credit risk exposure with banks and financial institutions.
Customer Credit Risk
Trade and other receivables are exposed to customer credit risk. Takeda monitors the status of overdue balances, reviews outstanding balances for each customer and regularly examines the credibility of major customers in accordance with Takeda’s policies for credit management to facilitate the early evaluation and the reduction of potential credit risks. In parallel, Takeda utilizes programs to sell certain trade and other receivables due from certain customers to a select group of banks on a non-recourse basis which in turn minimizes the credit risk associated with such customers. If necessary, Takeda obtains rights to collateral or guarantees on the receivables.
The following represents the carrying amount of the trade receivables categorized by due date and the analysis of impairment loss allowance as of March 31, 2024 and 2025:

	JPY (millions) except for percentage As of March 31, 2024
		Amount past due
	Current	Within 30 days	Over 30 days but within 60 days	Over 60 days but within 90 days	Over 90 days but within one year	Over one year	Total
Gross carrying amount	¥527,383	¥34,960	¥12,645	¥3,956	¥21,492	¥20,379	¥620,815
Impairment loss allowance	(2,482)	(107)	(143)	(99)	(450)	(5,095)	(8,376)
Net carrying amount	524,901	34,853	12,502	3,857	21,042	15,284	612,439
Weighted average loss rate (%)	0.5%	0.3%	1.1%	2.5%	2.1%	25.0%	1.3%

	JPY (millions) except for percentage As of March 31, 2025
		Amount past due
	Current	Within 30 days	Over 30 days but within 60 days	Over 60 days but within 90 days	Over 90 days but within one year	Over one year	Total
Gross carrying amount	¥585,910	¥28,481	¥9,162	¥5,605	¥19,894	¥12,127	¥661,178
Impairment loss allowance	(1,965)	(299)	(459)	(505)	(2,171)	(4,364)	(9,763)
Net carrying amount	583,945	28,181	8,702	5,100	17,723	7,763	651,414
Weighted average loss rate (%)	0.3%	1.1%	5.0%	9.0%	10.9%	36.0%	1.5%
Management believes that the unimpaired amounts that are past due are still collectible in full, based on historical payment behavior and extensive analysis of customer credit risk.
As of March 31, 2024 and 2025, Takeda has provided loss allowance on trade receivables and other receivables not past due based on an analysis of credit histories. Loss allowance for trade receivables are measured based on expected credit losses on a collective basis using the simplified approach. However, when events that have a detrimental impact on the estimated future cash flows such as customers’ deterioration of financial conditions or failure of payment overdue have occurred, expected credit losses are measured on an individual basis as credit-impaired financial assets. Takeda considers a financial asset to be in default when the customer is unlikely to pay the obligation in full, without recourse by Takeda to take actions such as realizing collaterals, if any.
The following is a summary of the change in the impairment loss allowance for trade receivables for the years ended March 31, 2024 and 2025. The impairment loss allowance recognized for other than trade receivables is immaterial.

	JPY (millions)
	Bad debt provision calculated by simplified approach	Bad debt provision recognized to credit- impaired financial assets	Total
As of April 1, 2023	¥3,327	¥4,029	¥7,356
Increases	857	561	1,419
Decreases (written off)	(437)	(377)	(814)
Decreases (reversed)	(324)	(231)	(555)
Foreign currency translation differences	410	561	971
As of March 31, 2024	¥3,833	¥4,543	¥8,376
Increases	3,249	550	3,799
Decreases (written off)	(1,590)	(391)	(1,981)
Decreases (reversed)	(258)	(56)	(314)
Foreign currency translation differences	(26)	(91)	(117)
As of March 31, 2025	¥5,207	¥4,556	¥9,763
Other Counterparty Credit Risk

Cash reserves of Takeda are concentrated mostly with the Company and entities acting as the cash pool leader in the U.S. and Europe. These cash reserves are primarily managed exclusively by investments in highly rated short-term bank deposits and bonds of highly rated issuers within the investment limits determined by reviewing the investment ratings and terms under Takeda’s policies for fund management, resulting in limited credit risk. Cash reserves, other than those subject to the group cash pooling system, are managed by each consolidated subsidiary in accordance with the Company’s fund management policies. For derivatives, Takeda enters into contracts only with financial counterparties rated investment grade or higher in order to minimize counterparty risk.
Liquidity Risk
Takeda manages liquidity risk and establishes an adequate management framework for liquidity risk to secure stable short-, mid-, and long-term funds and sufficient liquidity for operations. Takeda manages liquidity risk by monitoring forecasted cash flows and actual cash flows on an ongoing basis. In addition, Takeda has commitment lines with some counterparty financial institutions to manage liquidity risk (Note 20). Takeda strives to maximize the available liquidity with a combination of liquid short-term investments and committed credit lines with strong rated counterparties. The objective is to maintain levels in excess of project cash needs to mitigate the risk of contingencies.
The table below presents the balances of financial liabilities by maturity. The total contract amount below reflects cash flows presented on an undiscounted cash flow basis, including interest expense. The amounts disclosed as of March 31, 2024 and 2025 are undiscounted cash flows using the respective spot foreign exchange rates as of March 31, 2024 and 2025.

	JPY (millions)
	Carrying amount	Total	Within one year	Between one and two years	Between two and three years	Between three and four years	Between four and five years	More than five years
As of March 31, 2024
Bonds and loans
Bonds	¥4,092,879	¥5,090,592	¥913,282	¥206,481	¥774,784	¥185,176	¥326,949	¥2,683,919
Loans	750,873	805,847	66,983	100,467	113,605	347,612	76,162	101,019

Trade and other payables	547,521	547,521	547,521	—	—	—	—	—
Lease liabilities	619,639	900,755	66,208	60,944	55,831	53,459	51,235	613,078
Derivative liabilities	25,108	27,590	16,547	762	1,053	1,113	1,096	7,019
Derivative assets	(120,223)	(400,354)	(56,538)	(40,327)	(39,186)	(73,404)	(35,218)	(155,681)

As of March 31, 2025
Bonds and loans
Bonds	¥4,190,632	¥5,635,859	¥499,779	¥570,054	¥216,517	¥355,414	¥1,046,745	¥2,947,350
Loans	324,633	334,907	161,958	1,837	1,903	76,945	41,495	50,769

Trade and other payables	475,541	475,541	475,541	—	—	—	—	—
Lease liabilities	573,325	825,819	64,443	57,426	54,117	50,974	49,114	549,744
Derivative liabilities	16,528	18,043	7,766	1,078	1,047	1,013	1,081	6,057
Derivative assets	(84,369)	(269,425)	(35,404)	(29,400)	(29,428)	(30,556)	(18,240)	(126,397)
The contractual amount of bonds in “Within one year” as of March 31, 2024 includes JPY 500,000 million principal amount of the 2019 Hybrid bonds (subordinated bonds) as Takeda made an early repayment of all of the principal of the bonds on October 6, 2024.
The contractual amount of bonds in “Between four and five years” as of March 31, 2025 includes JPY 460,000 million principal amount of the 2024 Hybrid bonds (subordinated bonds) as Takeda expects to make an early repayment of all of the bonds in June 2029.
In addition, the contractual amount of loans in “Between four and five years” as of March 31, 2025 includes JPY 40,000 million principal amount of the 2024 Syndicated hybrid loans (subordinated loans) as Takeda expects to make an early repayment in October 2029.
For details on the principal and interest rates associated with these bonds and loans, see Note 20.
Reconciliation of liabilities arising from financing activities

	JPY (millions)
	Bonds	Long-term loans	Short-term loans	Lease liabilities	Derivative assets used for hedge of debts	Derivative liabilities used for hedge of debts	Total
As of April 1, 2023	¥3,658,314	¥723,772	¥256	¥479,351	¥(55,223)	¥14,179	¥4,820,649
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers	277,000	—	—	—	—	—	277,000
Proceeds from long-term loans	—	100,000	—	—	—	—	100,000
Repayments of long-term loans	—	(100,351)	—	—	—	—	(100,351)
Repayments of bonds	(220,550)	—	—	—	—	—	(220,550)
Proceeds from the settlement of cross currency interest rate swaps related to bonds	—	—	—	—	60,063	—	60,063
Repayments of lease liabilities	—	—	—	(54,586)	—	—	(54,586)
Interest paid	—	—	—	(20,826)	—	—	(20,826)
Non-cash items
Foreign exchange movement	369,442	27,686	39	58,169	—	—	455,336
Change in fair value	—	—	—	—	(100,207)	(14,179)	(114,386)
New, amended and terminated leases	—	—	—	136,705	—	—	136,705
Others	8,673	(485)	(44)	20,826	—	—	28,970
As of March 31, 2024	¥4,092,879	¥750,622	¥251	¥619,639	¥(95,368)	¥—	¥5,368,024

	JPY (millions)
	Bonds	Long-term loans	Short-term loans	Lease liabilities	Derivative assets used for hedge of debts	Derivative liabilities used for hedge of debts	Total
As of April 1, 2024	¥4,092,879	¥750,622	¥251	¥619,639	¥(95,368)	¥—	¥5,368,024
Cash flows from financing activities
Net increase (decrease) in short-term loans and commercial papers	(47,000)	—	74,490	—	—	—	27,490
Proceeds from long-term loans	—	90,000	—	—	—	—	90,000
Repayments of long-term loans	—	(587,246)	—	—	—	—	(587,246)
Proceeds from bonds	934,460	—	—	—	—	—	934,460
Repayments of bonds	(733,844)	—	—	—	—	—	(733,844)
Proceeds from the settlement of cross currency interest rate swaps related to bonds and loans	—	—	—	—	46,880	—	46,880
Repayments of lease liabilities	—	—	—	(45,174)	—	—	(45,174)
Interest paid	—	—	—	(24,511)	—	—	(24,511)
Non-cash items
Foreign exchange movement	(62,248)	(3,603)	(0)	(8,892)	—	—	(74,744)
Change in fair value	—	—	—	—	(19,666)	—	(19,666)
New, amended and terminated leases	—	—	—	7,752	—	—	7,752
Others	6,385	239	(119)	24,511	—	—	31,016
As of March 31, 2025	¥4,190,632	¥250,012	¥74,621	¥573,325	¥(68,154)	¥—	¥5,020,436
Others includes an increase in debts due to application of amortized cost method.